Simplify Propel Opportunities ETF
Schedule of Investments
September 30, 2025 (Unaudited)
1
Shares Value
Common Stocks – 59.0%
Health Care – 59.0%
Abeona Therapeutics, Inc.* .................................................. 558,584 $ 2,949,324
Achieve Life Sciences, Inc.* ................................................. 1,184,512 3,731,213
Akero Therapeutics, Inc.* ................................................... 145,609 6,913,515
Applied Therapeutics, Inc.* .................................................. 4,487,505 2,714,492
Athira Pharma, Inc.* ....................................................... 149,279 618,015
Celldex Therapeutics, Inc.* .................................................. 85,000 2,198,950
Chinook Therapeutics, Inc.*(a) ............................................... 25,000 2,500
Compass Pathways PLC, ADR* .............................................. 290,000 1,661,700
DBV Technologies SA* ..................................................... 94,390 185,954
Delcath Systems, Inc.* ..................................................... 261,126 2,807,104
Eiger BioPharmaceuticals, Inc.*(a) ............................................ 90,000 192,600
Jasper Therapeutics, Inc.* .................................................. 609,053 1,449,546
Milestone Pharmaceuticals, Inc.* ............................................. 2,832,974 5,665,948
Nektar Therapeutics* ...................................................... 28,000 1,593,200
Phathom Pharmaceuticals, Inc.* .............................................. 321,935 3,789,175
TScan Therapeutics, Inc.* ................................................... 904,972 1,647,049
Viridian Therapeutics, Inc.* .................................................. 50,000 1,079,000
WTS - Achieve Life Science, Inc.*(a) .......................................... 966,667 145,000
Zevra Therapeutics, Inc.* ................................................... 147,000 1,397,970
Total Common Stocks (Cost $52,732,969) .......................................... 40,742,255
Principal
U.S. Treasury Bills – 46.1%
U.S. Treasury Bill, 4.01%, 11/18/2025 (b)(c)
(Cost $31,832,302) ...................................................... $ 32,000,000 31,829,926
Shares
Limited Partnership – 33.6%
Energy – 33.6%
Plains GP Holdings LP, Class A*
(Cost $4,616,207) ....................................................... 1,272,360 23,207,847
Money Market Fund – 5.8%
Fidelity Investments Money Market Treasury Only Portfolio - Class I, 4.00%(d)
(Cost $3,982,401) ....................................................... 3,982,401 3,982,401
Principal
Corporate Bonds – 3.1%
Communications – 3.1%
Telesat Canada / Telesat LLC, 5.63%, 12/6/2026, 144A(e)
(Cost $2,248,840) ....................................................... 2,700,000 2,173,500
Shares
Warrants – 1.7%
– 1.7%
Jasper Therapeutics, Inc., Expires 12/31/49*(a) .................................. 609,053 –
Milestone Pharmaeuticals, Inc., Expires 7/14/30*(a) .............................. 1,842,974 230,372
Milestone Pharmaeuticals, Inc., Expires 7/14/26*(a) .............................. 1,842,974 921,487
Total Warrants (Cost $–) ........................................................ 1,151,859

Simplify Propel Opportunities ETF
Schedule of Investments
(Continued)
September 30, 2025 (Unaudited)
2
Value
Total Investments – 149.3%
(Cost $95,412,719) ............................................................ $ 103,087,788
Liabilities in Excess of Other Assets – (49.3)% ........................................ (34,017,969)
Net Assets – 100.0% ............................................................ $ 69,069,819
* Non Income Producing
(a) Investment was valued using significant unobservable inputs.
(b) Represents a zero coupon bond. Rate shown reflects the effective yield.
(c) Security, or a portion thereof, in the amount of $31,829,760 has been pledged as collateral for reverse repurchase agreements as of September 30, 2025.
(d) Rate shown reflects the 7-day yield as of September 30, 2025.
(e) Security was purchased (sold) pursuant to Rule 144A under the Securities Act of 1933 and may not be resold (repurchased)
subject to that rule except to qualified institutional buyers. Unless otherwise noted, Rule 144A securities are deemed to be liquid.
Total fair value of Rule 144A securities amounts to $2,173,500, which represents 3.1% of net assets as of September 30, 2025.
Abbreviations:
ADR : American Depositary Receipt
Summary of Investment Type††
Investment Categories % of Net Assets
Common Stocks .............................................................................. 59.0%
U.S. Treasury Bills ............................................................................. 46.1%
Limited Partnership ............................................................................ 33.6%
Money Market Fund ........................................................................... 5.8%
Corporate Bonds .............................................................................. 3.1%
Warrants .................................................................................... 1.7%
Total Investments ............................................................................. 149.3%
Liabilities in Excess of Other Assets ............................................................... (49.3)%
Net Assets .................................................................................. 100.0%
††
The percentage shown for each investment category is the total value of investments in that category as a percentage of the net assets of the Fund. The table depicts the Fund's investments but may not represent the Fund's market exposure to certain derivatives, if any, which are included in Liabilities in Excess of Other Assets.
At September 30, 2025, open reverse repurchase agreements were as follows:
Counterparty Interest Rate Trade Date Maturity Date Face Amount
Payable for
Reverse
Repurchase
Agreements
Morgan Stanley Capital Services LLC 4.35% 9/30/2025 10/2/2025 $ 31,193,583 $ 31,193,583
$ 31,193,583 $ 31,193,583